UNIT-BASED COMPENSATION	6 Months Ended
Jun. 30, 2020
Share-Based Payment Arrangement [Abstract]
UNIT-BASED COMPENSATION	UNIT-BASED COMPENSATION
The partnership grants options to certain employees under its amended and restated BPY Unit Option Plan (“BPY Plan”). Pursuant to the BPY Plan, options may be settled for the in-the-money amount of the option in LP Units upon exercise. Consequently, options granted to employees under the BPY Plan are accounted for as an equity-based compensation agreement.

During the three and six months ended June 30, 2020, the partnership incurred $6 million and $12 million (2019 - $8 million and $11 million), respectively, of expense in connection with its unit-based compensation plans.

a)BPY Unit Option Plan
Awards under the BPY Plan (“BPY Awards”) generally vest 20% per year over a period of five years and expire 10 years after the grant date, with the exercise price set at the time such options were granted. Upon exercise of a vested BPY Award, the participant is entitled to receive LP Units or a cash payment equal to the amount by which the fair market value of an LP Unit at the date of exercise exceeds the exercise price of the BPY Award. Subject to a separate adjustment arising from forfeitures, the estimated expense is revalued every reporting period using the Black-Scholes model as a result of the cash settlement provisions of the plan for certain employees. In terms of measuring expected life of the BPY Awards with various term lengths and vesting periods, BPY will segregate each set of similar BPY Awards and, if different, exercise price, into subgroups and apply a weighted average within each group.

There were no BPY Awards granted during the period ended June 30, 2020.

i.Equity-settled BPY Awards
The change in the number of options outstanding under the equity-settled BPY Awards at June 30, 2020 and December 31, 2019 is as follows:

	Jun. 30, 2020		Dec. 31, 2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of period	19,915,189	$20.58	13,836,213	$20.56
Granted	—	—	—	—
Exercised	—	—	(425,171)	15.06
Expired/forfeited	(43,802)	21.07	(203,978)	21.60
Reclassified(1)	—	—	6,708,125	20.20
Outstanding, end of period	19,871,387	20.58	19,915,189	20.58
Exercisable, end of period	11,484,219	$20.56	11,484,219	$20.56
(1)  Relates to the reclassification of cash-settled options for employees in Canada to equity-settled options subsequent to the amendment of the BPY Plan, which was amended on September 30, 2019.
The following table sets out details of options issued and outstanding at June 30, 2020 and December 31, 2019 under the equity-settled BPY Awards by expiry date:

	Jun. 30, 2020		Dec. 31, 2019
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	—	$—	—	$—
2021	389,800	17.44	389,800	17.44
2022	987,700	18.09	987,700	18.09
2023	1,108,420	16.80	1,108,420	16.80
2024	11,787,572	20.59	11,794,215	20.59
2025	1,937,175	25.18	1,947,979	25.18
2026	2,766,970	19.51	2,793,325	19.51
2027	93,750	22.92	93,750	22.92
2028	800,000	22.50	800,000	22.50
Total	19,871,387	$20.58	19,915,189	$20.58

ii.Cash-settled BPY Awards
The change in the number of options outstanding under the cash-settled BPY Awards at June 30, 2020 and December 31, 2019 is as follows:

	Jun. 30, 2020		Dec. 31, 2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of period	603,891	$21.55	7,331,416	$20.38
Granted	—	—	—	—
Exercised	—	—	(19,400)	12.63
Expired/forfeited	—	—	—	—
Reclassified(1)	—	—	(6,708,125)	20.20
Outstanding, end of period	603,891	21.55	603,891	21.55
Exercisable, end of period	505,092	$21.48	505,092	$21.48
(1)  Relates to the reclassification of cash-settled options for employees in Canada to equity-settled options subsequent to the amendment of the BPY Plan, which was amended on September 30, 2019.

The following table sets out details of options issued and outstanding at June 30, 2020 and December 31, 2019 under the cash-settled BPY Awards by expiry date:

	Jun. 30, 2020		Dec. 31, 2019
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	—	$—	—	$—
2021	24,000	17.44	24,000	17.44
2022	22,200	17.93	22,200	17.93
2023	28,800	16.80	28,800	16.80
2024	175,416	20.59	175,416	20.59
2025	213,038	25.18	213,038	25.18
2026	140,437	19.51	140,437	19.51
Total	603,891	$21.55	603,891	$21.55

b)Restricted BPY LP Unit Plan
The Brookfield Property Group Restricted BPY LP Unit Plan provides for awards to participants of LP Units purchased on the Nasdaq (“Restricted Units”). Under the Restricted BPY LP Unit Plan, units awarded generally vest over a period of five years, except as otherwise determined or for Restricted Units awarded in lieu of a cash bonus as elected by the participant, which may vest immediately. The estimated total compensation cost measured at grant date is evenly recognized over the vesting period of five years.

As of June 30, 2020, the total number of Restricted Units outstanding was 529,053 (December 31, 2019 - 797,674) with a weighted average exercise price of $19.50 (December 31, 2019 - $19.53).

c)Restricted BPY LP Unit Plan (Canada)
The Restricted BPY LP Unit Plan (Canada) is substantially similar to the Restricted BPY LP Unit Plan described above, except that it is for Canadian employees, there is a five-year hold period, and purchases of units are made on the TSX instead of the Nasdaq.

As of June 30, 2020, the total number of Canadian Restricted Units outstanding was 503,691 (December 31, 2019 - 393,980) with a weighted average exercise price of C$25.38 (December 31, 2019 - C$25.59).

d)Restricted BPYU Unit Plan
The Restricted BPYU Unit Plan provides for awards to participants of BPYU Units purchased on the Nasdaq (“Restricted BPYU Units”). Under the Restricted BPYU Unit Plan, units awarded generally vest over a period of five years, except as otherwise determined or for Restricted BPYU Units awarded in lieu of a cash bonus as elected by the participant, which may vest immediately. The estimated total compensation cost measured at grant date is evenly recognized over the vesting period of five years.

As of June 30, 2020, the total number of Restricted BPYU Units outstanding was 1,928,228 (December 31, 2019 - 357,313) with a weighted average exercise price of $18.85 (December 31, 2019 - $19.22) .

e)BPY FV LTIP Unit Plan
The partnership issued FV LTIP Units to certain participants. Each BPY FV LTIP Unit will vest over a period of five years and is redeemable for LP Units, BPYU Units or a cash payment subject to a conversion adjustment.

As of June 30, 2020, the total number of BPY FV LTIP Units was 1,896,394 (December 31, 2019 - 1,156,114) with a weighted average exercise price of $18.75 (December 31, 2019 -$18.87)

f)Deferred Share Unit Plan
In addition to the above, BPO has a deferred share unit plan. At June 30, 2020, BPO has 1,628,482 deferred share units (December 31, 2019 - 1,514,124) outstanding and vested.

g)GGP LTIP Plans
In connection with the GGP acquisition, the partnership issued options under the Brookfield Property Partners BPY Unit Option Plan (GGP) (“GGP Options”) and BPY AO LTIP Units of the operating partnership (“AO LTIP Options”) to certain participants. Each GGP Option will vest within ten years following the original grant date and is redeemable for LP Units or a cash payment equal to the amount by which the fair market value of an LP Unit at the date exceeds the exercise price of the BPY Option. Each AO LTIP will vest within ten years of its original grant date and is redeemable for LP Units or a cash payment subject to a conversion adjustment.

As of June 30, 2020, the total number of GGP Options outstanding was 175,799 (December 31, 2019 - 237,881) with a weighted average exercise price of $25.66 (December 31, 2019 - $25.39).

As of June 30, 2020, the total number of AO LTIP Options outstanding was 1,096,033 (December 31, 2019 - 1,657,948) with a weighted average exercise price of $22.53 (December 31, 2019 - $22.51).